Document And Entity Information	9 Months Ended
Dec. 31, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	ELITE PHARMACEUTICALS INC /NV/
Entity Central Index Key	0001053369
Entity Filer Category	Smaller Reporting Company